Segmented information	9 Months Ended
May 31, 2022
Segmented information

22.	Segmented information

Operating Segments

At May 31, 2022 the Company’s operations comprise of a single reporting operating segment engaged in mineral exploration and development in Tanzania. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and therefore does not meet the definition of an operating segment as defined in IFRS 8 ‘Operating Segments’. As the operations comprise a single reporting segment, amounts disclosed in the condensed interim consolidated financial statements also represent operating segment amounts.

An operating segment is defined as a component of the Company:

·	that engages in business activities from which it may earn revenues and incur expenses;
·	whose operating results are reviewed regularly by the entity’s chief operating decision maker; and
·	for which discrete financial information is available.

Geographic Segments

The Company is in the business of mineral exploration and production in the country of Tanzania. During the nine months ended May 31, 2022, revenue was derived from one source. Information concerning the Company’s geographic locations is as follows:

	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Revenue
Tanzania	$9,066	$-
	$9,066	$-

	May 31, 2022	August 31, 2021
Non-current assets
Canada	$-	$28
Tanzania	50,921	41,072
	$50,921	$41,100